Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies Details [Line Items]
Restricted cash		$ 400
Investment in equity securities			$ 122
Recognized income tax positions			Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Foreign currency transaction			$ 9
Variable interest entity, percentage ownership			50.50%
Assets		66,441	$ 21,005
Liabilities		69,621	6,244
Net Income Loss	$ (124)	$ (8,147)	(14,271)
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies Details [Line Items]
Assets			983
Liabilities			1,200
Net Income Loss			$ (100)